Investment Securities, Equity Securities with Readily Determinable Fair Values and Other Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Held-to-maturity securities
Amortized Value	$ 4,400	$ 3,400
Estimated fair value	4,400	3,400
Carrying Value	4,400	3,400
Available-for-sale securities
Amortized cost	5,472,310	5,330,814
Gross unrealized gains	9,189	11,143
Gross unrealized losses	(493,583)	(519,616)
Estimated fair value, Available for sale securities	4,987,916	4,822,341
Estimated Fair Value
Available-for-sale securities
Estimated fair value, Available for sale securities	4,987,916	4,822,341
Reported Value Measurement
Available-for-sale securities
Estimated fair value, Available for sale securities	4,987,916	4,822,341
Residential mortgage-backed securities
Available-for-sale securities
Amortized cost	5,315,488	5,169,813
Gross unrealized gains	8,858	9,541
Gross unrealized losses	(489,170)	(519,255)
Residential mortgage-backed securities | Estimated Fair Value
Available-for-sale securities
Estimated fair value, Available for sale securities	4,835,176	4,660,099
Residential mortgage-backed securities | Reported Value Measurement
Available-for-sale securities
Estimated fair value, Available for sale securities	4,835,176	4,660,099
Mortgage-backed securities
Available-for-sale securities
Estimated fair value, Available for sale securities	1,001,184	959,421
Fannie Mae and Freddie Mac
Available-for-sale securities
Estimated fair value, Available for sale securities	3,833,992	3,700,678
States and political subdivisions
Available-for-sale securities
Amortized cost	156,822	161,001
Gross unrealized gains	331	1,602
Gross unrealized losses	(4,413)	(361)
States and political subdivisions | Estimated Fair Value
Available-for-sale securities
Estimated fair value, Available for sale securities	152,740	162,242
States and political subdivisions | Reported Value Measurement
Available-for-sale securities
Estimated fair value, Available for sale securities	152,740	162,242
Other Debt Obligations
Held-to-maturity securities
Amortized Value	4,400	3,400
Estimated fair value	4,400	3,400
Carrying Value	$ 4,400	$ 3,400